Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06042991

cik 1100663

CERTNYS

RECD S.E.C.
SEP 1 2 2006
1086

1-15897

September 12, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, iShares Trust, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Utilities Sector Index Fund and iShares S&P Global Materials Sector Index Fund. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 12, 2006. Tentative listing date – September 15, 2006.

PROCESSED
SEP 14 2006 E
THOMSON
FINANCIAL

Sincerely,

Paras Madho